Discontinued Operations - Schedule of Consolidated Balance Sheet and Operations and Comprehensive Income and Cash Flow (Details) ¥ in Thousands, $ in Thousands		3 Months Ended	12 Months Ended
		Sep. 30, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2026 CNY (¥)
Current assets:
Cash and cash equivalents					¥ 357,216
Restricted cash					308
Short-term investments					49,707
Accounts receivable, net					16,388
Inventories, net					5,232
Prepayments and other current assets					129,465
Total current assets					558,316
Non-current assets:
Property and equipment, net					1,357
Long-term investments					30,812
Operating lease right-of-use assets					7,394
Other non-current assets					3,501
Total non-current assets					43,064
Current liabilities:
Accounts payable					34,373
Accrued expenses and other current liabilities					85,638
Income tax payable					22,000
Contract liabilities, current portion					236,425
Advance from customers					113,134
Operating lease liabilities, current					6,946
Total current liabilities					498,516
Non-current liabilities:
Contract liabilities, non-current portion					35,485
Operating lease liabilities, non-current					2,399
Deferred tax liabilities					28
Total non-current liabilities					37,912
Revenues		¥ 403,422			2,659,811	¥ 3,795,331
Cost of revenues		(77,452)			(460,763)	(550,310)
Gross profit		325,970			2,199,048	3,245,021
Operating Expenses [Abstract]
Sales and marketing expenses		(182,302)			(1,592,153)	(2,586,977)
Research and development expenses		(4,376)			(89,515)	(144,868)
General and administrative expenses		(5,922)			(95,499)	(125,765)
Impairment loss on long-lived assets						(2,652)
Impairment loss on goodwill						(7,389)
Total operating expenses		(192,600)			(1,777,167)	(2,867,651)
Income from operations		133,370			421,881	377,370
Other income:
Interest income		77			4,203	10,520
Remeasurement Gain of Previously held Equity Interests in Connection with Step Acquisition					8,109
Others, net		3,562			53,750	28,965
Pretax income from discontinued operation related to major classes of pretax profit		137,009			487,943	416,855
Pretax gain on disposal of discontinued operation	[1]	284,737
Total pretax gain on discontinued operation		421,746			487,943	416,855
Income tax expense		(103,295)			(109,569)	(31,328)
Net income from discontinued operation, net of tax		318,451	46,934	¥ 318,451	378,374	385,527
Cash Provided by (Used in) Operating Activity, Discontinued Operation		83,706	12,337	83,706	442,748	282,720
Cash Provided by (Used in) Investing Activity, Discontinued Operation		(64,183)	(9,459)	(64,183)	80,465	(132,784)
Cash Provided by (Used in) Financing Activity, Discontinued Operation					¥ (80,053)	¥ (130,192)

[1]	In connection with the Disposal, the Group decided to retain 898,846 unvested share options granted to its former employees who continued to work for the Divested Business. Management ceased to account for these share options in accordance with ASC 718 as the grantees no longer meet the definition of “employees”. Instead, these options are considered as the Group’s own financial instruments issued to the Buyer, and the fair value of such financial instruments are immediately recognized to reduce the disposal gain by RMB17,461, with a corresponding credit to additional paid-in capital.